Prepaid expenses and deposits	3 Months Ended
Mar. 31, 2026
Prepaid expenses and deposits [abstract]
Prepaid expenses and deposits
5.	Prepaid expenses and deposits

The Company’s prepaid expenses and deposits include the following:

	March 31, 2026	December 31, 2025
	$	$
Insurance	56,455	2,201
Other prepaids and deposits	19,728	13,089
	76,183	15,290